Fair value of financial liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial liabilities measured at amortized cost
Loans & Borrowings including lease liabilities	€ 99,107	€ 115,110	€ 127,938
At carrying value [member]
Financial liabilities measured at amortized cost
Loans & Borrowings including lease liabilities	99,108	115,110	127,939
Trade payables	20,171	17,698	18,517
Other liabilities excl. written put option on NCI	485	1,276	3,187
Total financial liabilities measured at amortized cost	119,764	134,084	149,643
Financial liabilities measured at fair value
Cash settled share based payments	147	1,223
Written put option on NCI	0	875	875
Derivatives	118	140	478
Total financial liabilities measured at fair value	265	2,238	1,353
Total non-current	79,905	98,543	112,549
Total current	40,124	37,779	38,447
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Financial liabilities measured at amortized cost
Loans & Borrowings including lease liabilities	100,417	116,843	128,930
Trade payables	20,171	17,698	18,517
Other liabilities excl. written put option on NCI	485	1,275	3,187
Total financial liabilities measured at amortized cost	€ 121,073	€ 135,816	€ 150,634